Summary of Significant Accounting Policies (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents at end of period	$ 1,100,031
Southland Holdings Llc [Member]
Cash and cash equivalents at beginning of period	30,889,000	$ 79,862,000
Restricted cash at beginning of period	149,507,000	1,873,000
Cash, cash equivalents, and restricted cash at beginning of period	180,396,000	81,735,000
Cash and cash equivalents at end of period	63,342,000	30,889,000
Restricted cash at end of period	47,900,000	149,507,000
Cash, cash equivalents, and restricted cash at end of period	$ 111,242,000	$ 180,396,000